Fees and Expenses - Allspring Emerging Markets Equity Advantage Fund - (Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional)	Oct. 31, 2024
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	R6	Administrator	Institutional
Management Fees	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.56%	0.56%	0.14%	0.49%	0.24%
Total Annual Fund Operating Expenses	1.61%	2.36%	1.19%	1.54%	1.29%
Fee Waivers	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.43%	2.18%	1.01%	1.36%	1.11%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.43% for Class A, 2.18% for Class C, 1.01% for Class R6, 1.36% for Administrator Class and 1.11% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	Assuming you sold your shares, you would pay:
Expense Example, With Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$712	$1,037	$1,385	$2,362
Class C	$321	$719	$1,244	$2,682
Class R6	$103	$360	$637	$1,427
Administrator Class	$138	$469	$822	$1,819
Institutional Class	$113	$391	$690	$1,545
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$221	$719	$1,244	$2,682

Expense Example, No Redemption, By Year, Caption [Text]	Assuming you held your shares, you would pay:
Expense Example, No Redemption [Table]

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$712	$1,037	$1,385	$2,362
Class C	$321	$719	$1,244	$2,682
Class R6	$103	$360	$637	$1,427
Administrator Class	$138	$469	$822	$1,819
Institutional Class	$113	$391	$690	$1,545
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$221	$719	$1,244	$2,682